UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             May 12, 2011

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $24,762


List of Other Included Managers:

      No.      Form 13F File Number        Name

      04       28-11381                    Rexford Holding Management LLC

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Alcon Inc                             Com          H01301102    4,585    27,700  Sh        Defined      04        27,700    0    0
Airgas Inc                            Com          009363102    1,401    21,100  Sh        Defined      04        21,100    0    0
Alberto Culver Co New                 Com          013078100    2,042    54,783  Sh        Defined      04        54,783    0    0
Atheros Communication Inc             Com          04743P108      447    10,000  Sh        Defined      04        10,000    0    0
Baldor Electric Co                    Com          057741100    3,634    43,743  Sh        Defined      04        43,743    0    0
Bucyrus Intl Inc New                  Com          118759109    1,581    17,287  Sh        Defined      04        17,287    0    0
Cephalon Inc                          Com          156708109      160     2,100  Sh        Defined      04         2,100    0    0
Comcast Corp New                    Cl A Spl       20030N200      187     8,064  Sh        Defined      04         8,064    0    0
Emergency Medical Services Corp      Cl A          29100P102      715    11,237  Sh        Defined      04        11,237    0    0
Enzon Pharmaceuticals Inc             Note         293904AE8      268   215,000  Prn       Defined      04       215,000    0    0
Genzyme Corp                          Com          372917104    3,488    45,800  Sh        Defined      04        45,800    0    0
Hughes Communications Inc             Com          444398101      228     3,816  Sh        Defined      04         3,816    0    0
Ladish Inc                            Com          505754200      597    10,933  Sh        Defined      04        10,933    0    0
Pride International Inc               Com          74153Q102      444    10,330  Sh        Defined      04        10,330    0    0
Proshares Short QQQ                   Pshs         74347R602      410    12,607  Sh        Defined      04        12,607    0    0
RC2 Corp                              Com          749388102      208     7,400  Sh        Defined      04         7,400    0    0
Smurfit-Stone Container Corp          Com          83272A104      475    12,300  Sh        Defined      04        12,300    0    0
Talecris Biotherapeutics Hld          Com          874227101    3,670   136,956  Sh        Defined      04       136,956    0    0
Terremark Worldwide Inc               Com          881448203      222    11,700  Sh        Defined      04        11,700    0    0